Loans and advances to central banks and credit institutions (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Non-trading financial assets mandatorily at fair value through profit or loss	€ 114,945	€ 108,230	€ 92,879
Financial assets designated at fair value through profit or loss	4,486	4,911	10,730
Financial assets designated at fair value through other comprehensive income	48,717	62,069	57,460
Financial assets designated at fair value through other comprehensive income	120,953	125,708	121,091
Financial assets at amortised cost	958,378	995,482	946,099
Total financial assets	176,554	184,596	191,124
Gross carrying amount | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Total financial assets	134,792	147,575	154,164
Gross carrying amount | Stage 2 and 3 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Total financial assets	72	446	117
Gross carrying amount | Stage 2 and 3 | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Total financial assets	401	647	870
Gross carrying amount | Reverse repurchase agreements
Disclosure of financial assets [line items]
Total financial assets	35,702	45,703	32,310
Gross carrying amount | Impaired assets
Disclosure of financial assets [line items]
Total financial assets	30,815	32,543	34,218
Accumulated impairment
Disclosure of financial assets [line items]
Total financial assets	(284)	(474)	(635)
Loans and advances
Disclosure of financial assets [line items]
Non-trading financial assets mandatorily at fair value through profit or loss	299	355	202
Financial assets designated at fair value through profit or loss	552	386	1,883
Financial assets designated at fair value through other comprehensive income	45,738	58,883	54,238
Financial assets designated at fair value through other comprehensive income	9,267	4,440	1,601
Financial assets at amortised cost	932,300	965,693	908,403
Currency
Disclosure of financial assets [line items]
Total financial assets	71,957	87,539	83,406
Currency | Euro
Disclosure of financial assets [line items]
Total financial assets	22,260	32,248	24,801
Currency | Pound sterling
Disclosure of financial assets [line items]
Total financial assets	4,127	3,659	4,073
Currency | US dollar
Disclosure of financial assets [line items]
Total financial assets	13,209	14,442	19,238
Currency | Brazilian real
Disclosure of financial assets [line items]
Total financial assets	26,437	30,919	28,310
Currency | Other currencies
Disclosure of financial assets [line items]
Total financial assets	5,924	6,271	6,984
Currency | Gross carrying amount | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Total financial assets	50,344	59,430	51,090
Currency | Gross carrying amount | Stage 2 and 3 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Total financial assets	0	0	1
Currency | Gross carrying amount | Stage 2 and 3 | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Total financial assets	1	1	2
Currency | Accumulated impairment | Stage 1 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Total financial assets	(8)	(14)	(12)
Currency | Accumulated impairment | Stage 2 and 3 | Financial instruments not credit-impaired
Disclosure of financial assets [line items]
Total financial assets	0	0	0
Currency | Accumulated impairment | Stage 2 and 3 | Financial instruments credit-impaired
Disclosure of financial assets [line items]
Total financial assets	0	0	0
Central banks
Disclosure of financial assets [line items]
Non-trading financial assets mandatorily at fair value through profit or loss	0	0	0
Financial assets designated at fair value through profit or loss	0	0	0
Financial assets designated at fair value through other comprehensive income	9,481	6,473	9,226
Financial assets designated at fair value through other comprehensive income	0	0	0
Financial assets at amortised cost	12,499	18,474	15,601
Loans and receivables	21,980	24,947	24,827
Central banks | Gross carrying amount | Time deposits
Disclosure of financial assets [line items]
Total financial assets	11,757	17,533	15,601
Central banks | Gross carrying amount | Reverse repurchase agreements
Disclosure of financial assets [line items]
Total financial assets	10,223	7,414	9,226
Central banks | Gross carrying amount | Impaired assets
Disclosure of financial assets [line items]
Total financial assets	0	0	0
Central banks | Gross carrying amount | Valuation adjustments for impairment
Disclosure of financial assets [line items]
Total financial assets	0	0	0
Credit institutions
Disclosure of financial assets [line items]
Non-trading financial assets mandatorily at fair value through profit or loss	3	0	0
Financial assets designated at fair value through profit or loss	0	0	2
Financial assets designated at fair value through other comprehensive income	12,136	21,649	23,097
Financial assets designated at fair value through other comprehensive income	0	0	0
Financial assets at amortised cost	37,838	40,943	35,480
Total financial assets	49,977	62,592	58,579
Credit institutions | Gross carrying amount | Time deposits
Disclosure of financial assets [line items]
Total financial assets	7,338	9,699	10,759
Credit institutions | Gross carrying amount | Reverse repurchase agreements
Disclosure of financial assets [line items]
Total financial assets	20,862	31,180	33,547
Credit institutions | Gross carrying amount | Non- loans advances
Disclosure of financial assets [line items]
Total financial assets	21,784	21,726	14,283
Credit institutions | Gross carrying amount | Impaired assets
Disclosure of financial assets [line items]
Total financial assets	1	1	2
Credit institutions | Accumulated impairment | Valuation adjustments for impairment
Disclosure of financial assets [line items]
Total financial assets	€ (8)	€ (14)	€ (12)